INVESTMENT IN AFFILIATES	12 Months Ended
Dec. 31, 2021
Investments in and Advances to Affiliates [Abstract]
INVESTMENT IN AFFILIATES

NOTE 5 -INVESTMENT IN AFFILIATES

On November 25, 2015, the Company signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participating rights granted to Engineering. The new entity was established in January 2016.

Summarized financial information of TAT-Engineering LLC:

	December 31,
	2021	2020
Balance sheets:
Current assets	$358	$320
Non-current assets	1,091	1,211
Current liabilities	1,154	1,088

	Year ended December 31,
	2021	2020	2019
Statements of operation:
Revenues	$501	$413	$877
Gross loss	(22)	(153)	(228)
Net loss	(148)	(365)	(291)
Net losses attributable to the Company	(76)	(185)	(132)